Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Utilities Portfolio
May 31, 2026
UTI-NPRT1-0726
1.802193.122
Common Stocks - 97.1%
	Shares	Value ($)
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp (United States)	47,600	5,364,519
GERMANY - 0.5%
Industrials - 0.5%
Electrical Equipment - 0.5%
Siemens Energy AG	97,200	18,507,185
UNITED STATES - 96.5%
Communication Services - 0.3%
Media - 0.3%
EchoStar Corp Class A (a)(b)	76,100	9,831,359
Industrials - 3.8%
Commercial Services & Supplies - 0.2%
Waste Connections Inc (United States)	48,500	7,227,469
Construction & Engineering - 1.4%
Centuri Holdings Inc (b)	93,644	2,878,617
MasTec Inc (b)	71,200	26,939,944
Quanta Services Inc	37,300	26,547,529
		56,366,090
Electrical Equipment - 2.0%
Bloom Energy Corp Class A (a)(b)	29,800	8,493,000
GE Vernova Inc	20,200	19,560,064
Nextpower Inc Class A (b)	311,909	48,782,568
		76,835,632
Machinery - 0.2%
Caterpillar Inc	10,800	9,459,396
TOTAL INDUSTRIALS		149,888,587
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Monolithic Power Systems Inc	10,100	15,818,721
Utilities - 92.0%
Electric Utilities - 65.7%
Alliant Energy Corp (a)	1,572,800	112,628,208
American Electric Power Co Inc	1,892,420	239,712,841
Constellation Energy Corp (a)	900,452	259,105,063
Duke Energy Corp	1,915,381	235,074,710
Entergy Corp	1,792,599	195,482,921
Evergy Inc (a)	1,420,954	116,575,066
Exelon Corp	1,141,155	52,082,314
IDACORP Inc (a)	335,200	47,018,504
NextEra Energy Inc	5,738,325	499,291,658
NRG Energy Inc	1,397,916	187,432,577
Oklo Inc Class A (a)(b)	86,200	5,765,056
PG&E Corp	7,781,890	127,156,083
Pinnacle West Capital Corp	283,705	28,296,737
PPL Corp	3,660,440	129,542,972
Southern Co/The (a)	1,522,579	140,153,397
Xcel Energy Inc	2,380,297	189,233,612
		2,564,551,719
Gas Utilities - 0.2%
UGI Corp (a)	263,748	9,210,080
Independent Power and Renewable Electricity Producers - 7.2%
Fervo Energy Co (b)	604,548	22,162,730
Ormat Technologies Inc (a)	186,100	25,538,503
Talen Energy Corp (b)	111,500	43,128,200
Vistra Corp	1,180,308	189,120,751
		279,950,184
Multi-Utilities - 18.9%
Ameren Corp	1,336,998	144,355,674
CenterPoint Energy Inc (a)	3,439,388	145,348,537
Dominion Energy Inc	1,663,830	111,376,780
NiSource Inc	2,801,827	129,500,444
Sempra	2,298,656	204,879,209
		735,460,644
TOTAL UTILITIES		3,589,172,627
TOTAL UNITED STATES		3,764,711,294
TOTAL COMMON STOCKS (Cost $2,814,125,613)		3,788,582,998

Money Market Funds - 5.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.67	108,858,857	108,880,629
Fidelity Securities Lending Cash Central Fund (c)(d)	3.67	113,389,508	113,400,847
TOTAL MONEY MARKET FUNDS (Cost $222,281,476)			222,281,476

TOTAL INVESTMENT IN SECURITIES - 102.8% (Cost $3,036,407,089)	4,010,864,474
NET OTHER ASSETS (LIABILITIES) - (2.8)%	(109,657,748)
NET ASSETS - 100.0%	3,901,206,726

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $19,411,854.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	54,780,439	270,621,849	216,521,659	989,242	-	-	108,880,629	108,858,857	0.2%
Fidelity Securities Lending Cash Central Fund	38,768,386	512,421,153	437,788,692	22,175	-	-	113,400,847	113,389,508	0.3%
Total	93,548,825	783,043,002	654,310,351	1,011,417	-	-	222,281,476

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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